CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
OPERATING EXPENSES
General and administrative	$ 1,569,501		$ 4,239		$ 3,751,650	$ 15,873	$ 832,564
Total expenses	1,569,501		4,239		3,751,650	15,873	832,564
OTHER INCOME
Interest income on investments held in Trust Account	177,537				187,739		3,001
Total other income	177,537				187,739		3,001
Net loss	$ (1,391,964)	$ (2,171,947)	$ (4,239)	$ (11,634)	$ (3,563,911)	$ (15,873)	$ (829,563)
Redeemable Ordinary Shares
OTHER INCOME
Weighted-average shares, Basic	12,500,000				12,500,000		4,284,703
Weighted-average shares, Diluted	12,500,000				12,500,000		4,284,703
Net loss per share, Basic	$ (0.09)				$ (0.23)		$ (0.11)
Net loss per share, Diluted	$ (0.09)				$ (0.23)		$ (0.11)
Non-redeemable Ordinary Shares
OTHER INCOME
Weighted-average shares, Basic	3,187,500		3,162,500		3,187,500	3,162,500	3,171,069
Weighted-average shares, Diluted	3,187,500		3,162,500		3,187,500	3,162,500	3,171,069
Net loss per share, Basic	$ (0.09)		$ 0.00		$ (0.23)	$ (0.01)	$ (0.11)
Net loss per share, Diluted	$ (0.09)		$ 0.00		$ (0.23)	$ (0.01)	$ (0.11)